Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Davenport Core Leaders Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	20.63%	28.95%	(20.05%)	22.97%	13.78%	32.89%	(6.24%)	19.87%	9.26%	(0.14%)
Davenport Value & Income Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	11.82%	8.50%	(12.90%)	23.35%	1.91%	25.15%	(10.67%)	18.23%	13.99%	(1.93%)
Davenport Equity Opportunities Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	9.72%	27.69%	(23.14%)	26.43%	21.43%	39.22%	(8.01%)	20.79%	7.33%	(5.93%)
Davenport Small Cap Focus Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	3.32%	22.28%	(15.58%)	20.39%	25.74%	40.88%	(14.63%)	19.88%	26.21%	(8.71%)
Davenport Insider Buying Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	3.12%
Davenport Balanced Income Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	7.98%	7.81%	(11.03%)	14.18%	3.58%	18.55%	(7.56%)	11.11%	9.16%
Government Street Equity Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	29.63%	20.79%	(17.27%)	29.33%	22.28%	31.81%	(6.01%)	22.69%	5.04%	0.86%
Government Street Opportunities Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	17.28%	15.17%	(14.18%)	30.40%	17.98%	30.37%	(7.28%)	20.32%	14.02%	0.86%
Jamestown Equity Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	24.75%	24.26%	(16.62%)	29.47%	21.81%	30.15%	(6.81%)	19.75%	6.69%	(3.00%)